Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail)	12 Months Ended
	Dec. 31, 2018 Bcf MMBbls	Dec. 31, 2017 Bcf MMBbls	Dec. 31, 2016 Bcf MMBbls
Crude Oil Reserves [member]
Proved developed and undeveloped reserves:
Beginning balance | MMBbls	6,427	7,219	7,977
Revisions | MMBbls	22	(95)	189
Extensions and discoveries | MMBbls	140	147	(55)
Production | MMBbls	(743)	(805)	(891)
Farm outs & transfer of fields due to NHC bidding process | MMBbls	(59)	(38)
Ending Balance | MMBbls	5,787	6,427	7,219
Proved developed reserves at December 31 | MMBbls	3,488	4,166	4,886
Proved undeveloped reserves at December 31 | MMBbls	2,198	2,261	2,333
Dry gas reserve [member]
Proved developed and undeveloped reserves:
Beginning balance | Bcf	6,593	6,984	8,610
Revisions | Bcf	3	169	(183)
Extensions and discoveries | Bcf	809	468	(308)
Production | Bcf	(887)	(999)	(1,134)
Farm outs & transfer of fields due to NHC bidding process | Bcf	(148)	(29)
Ending Balance | Bcf	6,370	6,593	6,984
Proved developed reserves at December 31 | Bcf	3,380	4,026	4,513
Proved undeveloped reserves at December 31 | Bcf	2,990	2,567	2,471